Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

	% per annum	Mainly % per annum
Office furniture and equipment	6-33	33
Photovoltaic plants in Spain	4-5	4-5
Photovoltaic plants in Italy	5	5
Anaerobic digestion plants in the Netherlands	8	8
Leasehold improvements	Over the shorter of the lease period or the life of the asset	7